Other Income (Expense) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2013	Feb. 12, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Other income (expense)	$ (97.7)	$ (52.7)	$ (66.7)	$ (2.9)	$ (31.7)
Loss due to currency devaluation	83.1	40.9
Other income attributable to foreign currency transaction gains and losses		1.7			(24.4)
Foreign currency transaction loss			3.9	4.5
Exchange rate, currency translation	6.3		6.30			6.30	4.30
VENEZUELA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss due to currency devaluation		40.9	40.9
Foreign currency transaction loss			(17.0)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives	(14.6)	(10.1)	(20.1)	1.6	(6.1)
Gain (Loss) on derivatives			$ (21.9)	$ 3.0